Significant Accounting Policies (Narrative) (Details) € in Thousands	12 Months Ended
Dec. 31, 2018 EUR (€)
Statement Line Items [Line Items]
Right-of-use assets	€ 4,148
Lease liability	€ 4,148
Euro [Member]
Statement Line Items [Line Items]
Rate of exchange	0.873
USD [Member]
Statement Line Items [Line Items]
Rate of exchange	1.00
Bottom of range [Member]
Statement Line Items [Line Items]
Percentage of hedge	80.00%
Discount rates used for measuring the lease liability	2.56%
Top of range [member]
Statement Line Items [Line Items]
Percentage of hedge	125.00%
Discount rates used for measuring the lease liability	4.57%